Schedule of Investments (unaudited) March 31, 2020	BlackRock CoreAlpha Bond Fund of BlackRock Funds VI (Percentages shown are based on Net Assets)

Mutual Fund	Value
CoreAlpha Bond Fund of Master Investment Portfolio	$1,589,357,475

Total Investments (Cost — $1,604,844,768) — 100.0%	1,589,357,475

Liabilities in Excess of Other Assets — (0.0)%	(319,961)

Net Assets — 100.0%	$1,589,037,514

BlackRock CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2020, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $1,589,357,475 and 86.6%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) March 31, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 15.3%
AmeriCredit Automobile Receivables Trust, Series 2017-3:
Class C, 2.69%, 06/19/23	$2,410	$2,387,957
Class D, 3.18%, 07/18/23	1,270	1,260,605
Ameriquest Mortgage Securities, Inc., Series 2004-R4, Class M1, (1 mo. LIBOR US + 0.83%), 1.77%, 06/25/34(a)	47	45,720
Argent Securities, Inc., Series 2005-W2, Class A2C, (1 mo. LIBOR US + 0.36%), 1.31%, 10/25/35(a)	53	52,263
Avant Loans Funding Trust (b):
Series 2018-A, Class B, 3.95%, 12/15/22	921	766,419
Series 2018-B, Class A, 3.42%, 01/18/22	250	246,426
Series 2019-A, Class A, 3.48%, 07/15/22	112	109,141
Series 2019-A, Class B, 3.80%, 12/15/22	3,500	3,132,493
Series 2019-B, Class B, 3.15%, 10/15/26	5,736	4,618,144
Series 2020-REV1, Class A, 2.17%, 05/15/29	8,630	7,602,046
Avid Automobile Receivables Trust, Series 2019-1, Class A, 2.62%, 02/15/24(b)	1,811	1,769,082
Chase Funding Trust, Series 2004-2, Class 2A2, (1 mo. LIBOR US + 0.50%), 1.45%, 02/26/35(a)	119	106,572
College Loan Corp. Trust I, Series 2004-1, Class A4, (3 mo. LIBOR US + 0.19%), 1.98%, 04/25/24(a)	751	706,043
Conn’s Receivables Funding LLC, Class A(b):
Series 2018-A, 3.25%, 01/15/23	43	41,749
Series 2019-A, 3.40%, 10/16/23	1,169	1,135,259
Series 2019-B, 2.66%, 06/17/24	5,543	5,252,987
Conseco Finance Corp., Series 1996-9, Class M1, 7.63%, 08/15/27(c)	46	47,923
Consumer Loan Underlying Bond CLUB Credit Trust, Class A(b):
Series 2019-HP1, 2.59%, 12/15/26	7,113	6,645,237
Series 2020-P1, 2.26%, 03/15/28	9,607	9,213,197

Security	Par (000)	Value

Asset-Backed Securities (continued)
Consumer Loan Underlying Bond Credit Trust, Class A(b):
Series 2018-P1, 3.39%, 07/15/25	$607	$601,334
Series 2018-P2, 3.47%, 10/15/25	416	410,455
Series 2018-P3, 3.82%, 01/15/26	2,599	2,525,171
Series 2019-P1, 2.94%, 07/15/26	3,770	3,641,957
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1, (1 mo. LIBOR US + 0.75%), 1.70%, 03/25/34(a)	21	20,756
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	1,160	1,159,768
Drive Auto Receivables Trust:
Series 2016-BA, Class D, 4.53%, 08/15/23(b)	1,074	1,076,081
Series 2016-CA, Class D, 4.18%, 03/15/24(b)	874	864,373
Series 2017-1, Class D, 3.84%, 03/15/23	3,296	3,285,580
Series 2017-2, Class D, 3.49%, 09/15/23	1,246	1,239,930
Series 2017-3, Class D, 3.53%, 12/15/23(b)	8,725	8,725,138
Series 2017-AA, Class D, 4.16%, 05/15/24(b)	1,342	1,339,122
Series 2017-BA, Class D, 3.72%, 10/17/22(b)	1,741	1,738,589
Series 2018-1, Class D, 3.81%, 05/15/24	4,905	4,896,470
Series 2018-2, Class C, 3.63%, 08/15/24	2,654	2,663,133
Series 2018-2, Class D, 4.14%, 08/15/24	2,360	2,379,181
Series 2018-3, Class C, 3.72%, 09/16/24	2,277	2,274,843
Series 2018-3, Class D, 4.30%, 09/16/24	4,840	4,803,609
Series 2018-4, Class C, 3.66%, 11/15/24	6,103	6,106,755
Series 2018-4, Class D, 4.09%, 01/15/26	1,420	1,422,417
Series 2019-1, Class B, 3.41%, 06/15/23	7,400	7,370,967
Series 2019-1, Class C, 3.78%, 04/15/25	4,350	4,334,531
Series 2019-1, Class D, 4.09%, 06/15/26	5,610	5,558,224
Series 2019-2, Class B, 3.17%, 11/15/23	425	423,192

1

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Series 2019-2, Class C, 3.42%, 06/16/25	$8,500	$8,376,781
Series 2020-1, Class C, 2.36%, 03/16/26	7,240	6,745,663
Series 2020-1, Class D, 2.70%, 05/17/27	3,390	2,832,848
DT Auto Owner Trust, Series 2019-3A, Class C, 2.74%, 04/15/25(b)	3,050	2,985,127
Enva LLC, Class A(b):
Series 2018-A, 4.20%, 05/20/26	197	196,006
Series 2019-A, 3.96%, 06/22/26	2,780	2,680,348
Exeter Automobile Receivables Trust, Class B(b):
Series 2018-4A, 3.64%, 11/15/22	3,782	3,756,536
Series 2019-1A, 3.45%, 02/15/23	7,300	7,250,240
Series 2020-1A, 2.26%, 04/15/24	9,560	9,306,702
Flagship Credit Auto Trust, Series 2016-3, Class C, 2.72%, 07/15/22(b)	4,161	4,149,880
Ford Credit Auto Owner Trust, Class A(b):
Series 2018-1, 3.19%, 07/15/31	2,870	3,143,632
Series 2019-1, 3.52%, 07/15/30	450	463,801
GSAA Home Equity Trust, Series 2005-5, Class M3, (1 mo. LIBOR US + 0.95%), 1.89%, 02/25/35(a)	47	46,656
Marlette Funding Trust(b):
Series 2018-3A, Class A, 3.20%, 09/15/28	371	368,337
Series 2018-3A, Class A, 2.69%, 09/17/29	3,638	3,520,876
Series 2018-3A, Class B, 3.86%, 09/15/28	2,000	1,952,717
Series 2018-4A, Class A, 3.71%, 12/15/28	1,131	1,100,177
Series 2019-1A, Class A, 3.44%, 04/16/29	3,279	3,166,208
Series 2019-2A, Class A, 3.13%, 07/16/29	2,239	2,148,223
Series 2019-4A, Class A, 2.39%, 12/17/29	4,353	4,197,192
Series 2020-1A, Class A, 2.24%, 03/15/30	6,057	5,871,868
National Collegiate Student Loan Trust, Series 2007-1, Class A3, (1 mo. LIBOR US + 0.24%), 1.19%, 07/25/30(a)	281	278,019
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(b)	5,690	4,597,430
Prestige Auto Receivables Trust, Series 2016-1A, Class D, 5.15%, 11/15/21(b)	3,339	3,345,154

Security	Par (000)	Value

Asset-Backed Securities (continued)
Prosper Marketplace Issuance Trust, Class A(b):
Series 2018-2A, 3.35%, 10/15/24	$162	$161,339
Series 2019-1A, 3.54%, 04/15/25	730	722,169
Series 2019-2A, 3.20%, 09/15/25	1,098	1,071,277
Series 2019-3A, 3.19%, 07/15/25	2,227	2,137,707
Series 2019-4A, 2.48%, 02/17/26	2,012	1,911,833
Santander Drive Auto Receivables Trust:
Series 2016-3, Class D, 2.80%, 08/15/22	3,450	3,424,641
Series 2017-2, Class D, 3.49%, 07/17/23	6,240	6,216,858
Series 2017-3, Class D, 3.20%, 11/15/23	8,000	8,024,141
Series 2018-5, Class D, 4.19%, 12/16/24	5,190	5,209,671
Series 2019-3, Class B, 2.28%, 09/15/23	5,330	5,204,199
Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, 01/26/32(b)	4,790	4,585,485
SoFi Consumer Loan Program LLC(b):
Series 2016-1, Class A, 3.26%, 08/25/25	707	683,522
Series 2016-2A, Class A, 3.09%, 10/27/25	107	105,113
Series 2016-3, Class A, 3.05%, 12/26/25	123	121,709
Series 2017-1, Class A, 3.28%, 01/26/26	1,193	1,171,143
Series 2017-3, Class A, 2.77%, 05/25/26	497	492,290
Series 2017-4, Class A, 2.50%, 05/26/26	146	138,703
Series 2017-6, Class A2, 2.82%, 11/25/26	584	569,731
SoFi Consumer Loan Program Trust, Series 2018-1, Class A2, 3.14%, 02/25/27(b)	1,611	1,574,223
SoFi Professional Loan Program LLC, Series 2015-B, Class A2, 2.51%, 09/27/32(b)	49	49,447
Springleaf Funding Trust, Series 2016-AA, Class A, 2.90%, 11/15/29(b)	760	753,123
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A1, (1 mo. LIBOR US + 0.85%), 1.55%, 12/15/20(a)(b)	2,690	2,682,016
Upgrade Master Pass-Through Trust, Class A(b):
Series 2019-ST3, 3.75%, 11/15/25	2,539	2,125,451
Series 2019-ST4, 3.75%, 12/15/25(d)	3,171	3,170,676

2

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Upgrade Receivables Trust, Class A(b):
Series 2018-1A, 3.76%, 11/15/24	$249	$246,240
Series 2019-1A, 3.48%, 03/15/25	613	607,718
Series 2019-2A, 2.77%, 10/15/25	2,976	2,868,746
Upstart Securitization Trust, Series 2020-1, Class A, 2.32%, 04/22/30(b)	7,550	7,123,108
Westlake Automobile Receivables Trust(b):
Series 2017-1A, Class D, 3.46%, 10/17/22	7,043	7,028,919
Series 2018-1A, Class D, 3.41%, 05/15/23	3,000	2,869,341
Series 2018-2A, Class B, 3.20%, 01/16/24	2,210	2,202,898
Series 2018-3A, Class B, 3.32%, 10/16/23	3,510	3,462,664
Series 2018-3A, Class C, 3.61%, 10/16/23	2,980	2,971,470
Series 2018-3A, Class D, 4.00%, 10/16/23	1,140	1,138,906
Series 2019-2A, Class B, 2.62%, 07/15/24	1,200	1,160,019

Total Asset-Backed Securities — 15.3% (Cost — $289,862,089)		280,467,756

Corporate Bonds — 45.1%

Aerospace & Defense — 0.3%
3M Co.:
2.25%, 03/15/23	935	972,981
2.65%, 04/15/25	1,710	1,761,770
Carlisle Cos., Inc., 2.75%, 03/01/30	425	370,972
General Dynamics Corp., 3.25%, 04/01/25	1,130	1,197,054
Illinois Tool Works, Inc., 2.65%, 11/15/26(e)	500	494,356
Raytheon Co., 3.13%, 10/15/20(e)	1,190	1,196,130
Rockwell Collins, Inc., 2.80%, 03/15/22	275	277,876

		6,271,139

Airlines — 0.0%
Delta Air Lines, Inc., 3.40%, 04/19/21	1,000	910,526

Auto Components — 0.3%
PACCAR Financial Corp., 1.90%, 02/07/23	1,900	1,874,537
Toyota Motor Corp., 2.76%, 07/02/29(e)	365	367,421
Toyota Motor Credit Corp.:
2.90%, 03/30/23	1,830	1,841,127

Security	Par (000)	Value

Auto Components (continued)
3.00%, 04/01/25	$1,830	$1,834,946

		5,918,031

Automobiles — 0.0%
Ford Motor Co., 4.35%, 12/08/26	930	725,660

Banks — 4.1%
Bank of America NA, (3 mo. LIBOR US + 0.65%), 3.34%, 01/25/23(f)	605	604,661
Bank of Montreal, 2.05%, 11/01/22	2,565	2,543,352
Bank of Nova Scotia, 2.38%, 01/18/23	1,920	1,935,144
Barclays Bank PLC, 2.65%, 01/11/21	200	199,877
Canadian Imperial Bank of Commerce:
(3 mo. LIBOR US + 0.79%), 2.61%, 07/22/23(f)	350	351,240
2.25%, 01/28/25	1,960	1,936,782
Capital One Financial Corp.:
2.50%, 05/12/20	550	549,763
2.40%, 10/30/20	1,090	1,087,746
3.45%, 04/30/21	740	741,287
Capital One NA, 2.65%, 08/08/22	1,600	1,584,814
Citibank NA, 3.65%, 01/23/24(e)	3,855	4,036,721
Discover Bank, 3.10%, 06/04/20	4,360	4,353,460
Fifth Third Bancorp, 2.38%, 01/28/25	850	807,851
Fifth Third Bank, 1.80%, 01/30/23	485	478,959
First Republic Bank, (Secured Overnight Financing Rate + 0.62%), 1.91%, 02/12/24(f)	2,500	2,400,552
HSBC Holdings PLC:
3.40%, 03/08/21	1,525	1,533,386
3.60%, 05/25/23	2,350	2,372,286
(3 mo. LIBOR US + 0.92%), 3.03%, 11/22/23(e)(f)	1,835	1,815,122
(3 mo. LIBOR US + 0.99%), 3.95%, 05/18/24(f)	605	619,938
(3 mo. LIBOR US + 1.21%), 3.80%, 03/11/25(f)	895	920,538
(3 mo. LIBOR US + 1.14%), 2.63%, 11/07/25(e)(f)	3,350	3,249,809
4.30%, 03/08/26	200	212,410
3.90%, 05/25/26	1,500	1,525,759
(3 mo. LIBOR US + 1.35%), 4.29%, 09/12/26(f)	2,185	2,180,307
4.38%, 11/23/26	210	221,090
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(f)	2,000	2,033,849
(3 mo. LIBOR US + 1.61%), 3.97%, 05/22/30(f)	200	204,867
6.50%, 09/15/37	400	480,969
5.25%, 03/14/44	350	384,783
HSBC USA, Inc., 2.75%, 08/07/20	840	836,030
Huntington National Bank, 1.80%, 02/03/23	2,330	2,289,548

3

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
ING Groep NV:
3.15%, 03/29/22	$415	$416,965
4.10%, 10/02/23(e)	2,290	2,350,223
KeyBank NA, 1.25%, 03/10/23	1,230	1,206,133
KeyCorp, 2.25%, 04/06/27	1,555	1,443,600
Lloyds Banking Group PLC, 3.10%, 07/06/21	1,000	996,900
National Bank of Canada, 2.10%, 02/01/23	1,180	1,156,742
Regions Bank/Birmingham AL, 2.75%, 04/01/21	370	365,366
Royal Bank of Canada(e):
1.95%, 01/17/23	2,105	2,083,573
2.25%, 11/01/24	1,750	1,758,453
Santander UK PLC, 3.75%, 11/15/21	1,340	1,304,385
Svenska Handelsbanken AB:
2.45%, 03/30/21	800	803,350
3.90%, 11/20/23(e)	2,700	2,805,144
Toronto-Dominion Bank, 2.65%, 06/12/24	3,300	3,352,023
Truist Bank, 2.80%, 05/17/22(e)	200	202,453
Wells Fargo & Co.:
3.75%, 01/24/24	1,540	1,627,512
3.30%, 09/09/24	1,590	1,655,493
3.00%, 02/19/25	800	815,552
3.00%, 10/23/26	2,654	2,712,766
Wells Fargo Bank NA:
2.60%, 01/15/21	1,600	1,606,976
(3 mo. LIBOR US + 0.61%), 2.90%, 05/27/22(f)	250	249,904
(3 mo. LIBOR US + 0.65%), 2.08%, 09/09/22(f)	1,010	1,005,262
Westpac Banking Corp., 2.00%, 01/13/23	500	494,297

		74,905,972

Beverage: Brewers & Distillers — 0.1%
Cigna Corp.:
3.20%, 09/17/20	705	706,034
2.40%, 03/15/30	330	312,554
3.40%, 03/15/50	330	311,447
CVS Health Corp., 3.00%, 08/15/26(e)	75	75,888

		1,405,923

Beverages — 1.4%
Coca-Cola Co., 2.95%, 03/25/25	1,470	1,574,888
Diageo Capital PLC:
2.13%, 10/24/24(e)	4,280	4,173,675
2.38%, 10/24/29	3,265	3,137,349
Keurig Dr. Pepper, Inc.:
3.55%, 05/25/21	3,015	3,050,366
4.06%, 05/25/23	6,950	7,229,580

Security	Par (000)	Value

Beverages (continued)
PepsiCo, Inc.:
2.85%, 02/24/26	$800	$843,047
2.63%, 03/19/27	1,610	1,690,090
3.00%, 10/15/27	1,190	1,268,659
3.45%, 10/06/46(e)	1,100	1,234,732
3.38%, 07/29/49	955	1,073,426
2.88%, 10/15/49	1,230	1,272,399

		26,548,211

Biotechnology — 0.3%
Amgen, Inc.:
2.65%, 05/11/22	820	829,693
3.63%, 05/22/24	800	838,479
3.13%, 05/01/25(e)	800	848,708
2.60%, 08/19/26	800	821,311
Gilead Sciences, Inc.:
3.50%, 02/01/25	400	422,065
2.95%, 03/01/27(e)	800	827,207

		4,587,463

Capital Markets — 1.8%
Ameriprise Financial, Inc., 3.00%, 04/02/25	930	926,066
Ares Capital Corp., 3.25%, 07/15/25	3,670	2,912,727
Brookfield Finance LLC, 3.45%, 04/15/50	1,200	958,748
Brookfield Finance, Inc., 3.90%, 01/25/28	1,063	1,090,535
FS KKR Capital Corp.:
4.63%, 07/15/24	950	712,515
4.13%, 02/01/25	680	552,971
Goldman Sachs Group, Inc.:
6.00%, 06/15/20	1,040	1,046,261
2.35%, 11/15/21	1,600	1,598,048
3.00%, 04/26/22	2,000	2,014,669
3.50%, 04/01/25	2,470	2,524,897
3.75%, 05/22/25(e)	2,300	2,380,843
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(e)(f)	2,200	2,235,818
3.75%, 02/25/26	1,900	1,962,881
3.50%, 11/16/26	365	370,399
3.85%, 01/26/27	1,090	1,123,877
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(f)	2,000	2,128,481
6.75%, 10/01/37	500	661,882
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38(f)	500	501,579
Morgan Stanley:
2.63%, 11/17/21	1,195	1,199,467
2.75%, 05/19/22	900	904,590
3.88%, 01/27/26	200	213,624
3.13%, 07/27/26	1,000	1,025,467

4

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(f)	$90	$	s99,913
6.38%, 07/24/42	460		641,457
Nomura Holdings, Inc., 2.65%, 01/16/25	2,940		2,876,626

			32,664,341

Chemicals — 1.2%
DuPont de Nemours, Inc., 3.77%, 11/15/20	3,920		3,932,302
FMC Corp.:
3.20%, 10/01/26	2,098		2,074,773
3.45%, 10/01/29	2,015		1,903,126
International Flavors & Fragrances, Inc.:
3.40%, 09/25/20	1,550		1,556,956
3.20%, 05/01/23	1,590		1,668,158
RPM International, Inc., 3.75%, 03/15/27	1,000		982,841
Sherwin-Williams Co.:
4.20%, 01/15/22	1,590		1,623,868
3.13%, 06/01/24	265		263,557
3.30%, 02/01/25	800		758,407
3.95%, 01/15/26	400		420,670
3.45%, 06/01/27	4,710		4,827,111
2.95%, 08/15/29	1,220		1,196,366
3.30%, 05/15/50	95		88,943

			21,297,078

Commercial Services & Supplies — 0.5%
Aviation Capital Group LLC, 6.75%, 04/06/21(b)	300		297,364
Ecolab, Inc., 3.25%, 12/01/27	1,190		1,117,576
Georgetown University, Series 20A, 2.94%, 04/01/50	27		23,451
IHS Markit Ltd.:
4.13%, 08/01/23	1,244		1,274,814
4.25%, 05/01/29	2,000		2,009,904
University of Chicago, Series 20B, 2.76%, 04/01/45	148		139,623
Waste Connections, Inc., 2.60%, 02/01/30	3,320		3,146,261
Waste Management, Inc., 2.40%, 05/15/23	1,000		983,411

			8,992,404

Communications Equipment — 0.5%
Cisco Systems, Inc., 2.45%, 06/15/20	800		801,434
Motorola Solutions, Inc.:
4.60%, 02/23/28	4,069		4,146,723
4.60%, 05/23/29	2,100		2,118,063

Security	Par (000)	Value

Communications Equipment (continued)
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29	$1,600	$1,792,178

		8,858,398

Construction — 0.2%
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23(e)	2,974	3,523,356

Construction & Engineering — 0.0%
ABB Finance USA, Inc., 3.80%, 04/03/28	400	425,199

Construction Materials — 0.0%
Allegion US Holding Co., Inc., 3.55%, 10/01/27	125	123,822

Consumer Finance — 2.2%
American Express Co.:
2.20%, 10/30/20	5,467	5,451,855
2.75%, 05/20/22	3,400	3,455,338
2.50%, 08/01/22(e)	1,000	1,006,483
3.70%, 08/03/23	1,500	1,555,631
American Express Credit Corp., 2.38%, 05/26/20	4,500	4,499,820
Automatic Data Processing, Inc., 2.25%, 09/15/20	400	400,658
Capital One Bank USA NA, (Secured Overnight Financing Rate + 0.62%), 2.01%, 01/27/23(f)	6,290	6,147,280
Caterpillar Financial Services Corp., 2.63%, 03/01/23	1,590	1,587,244
Global Payments, Inc., 4.00%, 06/01/23	1,400	1,449,977
Mastercard, Inc.:
3.38%, 04/01/24	900	949,063
2.95%, 11/21/26	1,335	1,428,690
2.95%, 06/01/29(e)	1,220	1,298,519
3.65%, 06/01/49	3,150	3,533,062
NIKE, Inc., 2.40%, 03/27/25	245	254,588
PayPal Holdings, Inc., 2.20%, 09/26/22	4,580	4,558,928
S&P Global, Inc.:
4.40%, 02/15/26	1,000	1,109,490
2.95%, 01/22/27	685	685,144
Visa, Inc., 1.90%, 04/15/27	605	603,294

		39,975,064

Diversified Financial Services — 5.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.25%, 07/01/20	250	246,624
3.30%, 01/23/23	1,000	850,875
Ares Capital Corp., 4.20%, 06/10/24	5,000	4,432,262
Banco Santander SA, 3.50%, 04/11/22	600	593,610
Bank of America Corp.:
5.63%, 07/01/20	1,130	1,137,089

5

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
(3 mo. LIBOR US + 0.63%), 3.50%, 05/17/22(f)	$1,395	$1,411,575
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(f)	3,000	3,012,225
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23(f)	1,095	1,117,115
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(e)(f)	3,400	3,557,358
(3 mo. LIBOR US + 1.21%), 3.97%, 02/07/30(f)	175	188,638
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(f)	2,550	2,932,468
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40(f)	70	75,609
Carrier Global Corp.(b):
1.92%, 02/15/23	215	211,664
2.24%, 02/15/25(e)	360	349,717
2.49%, 02/15/27	602	574,241
2.72%, 02/15/30	940	866,147
3.58%, 04/05/50	331	283,524
Citigroup, Inc.:
(3 mo. LIBOR US + 0.72%), 3.14%, 01/24/23(f)	1,600	1,618,850
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(f)	2,805	2,874,279
4.75%, 05/18/46	1,080	1,208,103
4.65%, 07/23/48	160	192,343
Credit Suisse Group Funding Guernsey Ltd.:
3.45%, 04/16/21	2,030	2,042,835
3.80%, 09/15/22	670	678,877
3.80%, 06/09/23	300	303,269
GE Capital International Funding Co.:
2.34%, 11/15/20	1,140	1,120,832
4.42%, 11/15/35	810	864,335
General Motors Financial Co., Inc.:
3.20%, 07/13/20	100	99,708
4.20%, 03/01/21	900	866,158
4.20%, 11/06/21	1,500	1,431,666
3.45%, 04/10/22	1,780	1,674,681
3.55%, 07/08/22(e)	3,345	3,110,591
3.25%, 01/05/23(e)	1,200	1,088,682
3.70%, 05/09/23	5,800	5,217,032
4.15%, 06/19/23	1,155	1,050,585
2.90%, 02/26/25	1,335	1,154,008
Goldman Sachs Group, Inc., 2.60%, 02/07/30	5,310	5,007,639
Intercontinental Exchange, Inc.:
3.75%, 09/21/28(e)	1,870	1,988,478
4.25%, 09/21/48	350	406,000
John Deere Capital Corp.:
2.30%, 06/07/21	3,195	3,209,045

Security	Par (000)	Value

Diversified Financial Services (continued)
2.60%, 03/07/24	$750	$754,445
JPMorgan Chase & Co.:
4.25%, 10/15/20	1,770	1,790,179
2.55%, 03/01/21	1,100	1,102,631
3.25%, 09/23/22	780	804,423
3.20%, 01/25/23	1,380	1,419,699
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(f)	1,000	1,012,892
3.38%, 05/01/23	5,400	5,644,348
3.63%, 05/13/24(e)	400	417,096
3.13%, 01/23/25	800	829,873
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(f)	600	622,935
3.30%, 04/01/26	600	623,030
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27(e)(f)	1,455	1,564,729
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(e)(f)	2,205	2,551,275
Kimberly-Clark Corp.:
2.40%, 06/01/23(e)	800	815,744
2.88%, 02/07/50	670	657,035
Lloyds Banking Group PLC, (1 year CMT + 1.00%), 2.44%, 02/05/26(e)(f)	450	424,923
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21	385	388,322
3.00%, 02/22/22	335	341,343
3.46%, 03/02/23	1,600	1,641,275
2.19%, 02/25/25	5,270	5,242,479
Morgan Stanley, (Secured Overnight Financing Rate + 1.14%), 2.70%, 01/22/31(f)	2,140	2,092,317
Nasdaq, Inc., 3.85%, 06/30/26	32	32,767
National Rural Utilities Cooperative Finance Corp.:
1.75%, 01/21/22	4,400	4,405,867
2.40%, 03/15/30	1,495	1,484,000
ORIX Corp., 2.90%, 07/18/22	405	415,445
S&P Global, Inc., 2.50%, 12/01/29	965	943,322
Sumitomo Mitsui Financial Group, Inc., 2.35%, 01/15/25	1,325	1,315,651

		98,386,782

Diversified Telecommunication Services — 2.1%
AT&T, Inc.:
2.45%, 06/30/20	2,120	2,118,735
4.60%, 02/15/21	1,000	1,017,832
3.00%, 02/15/22(e)	800	806,805
3.20%, 03/01/22	810	821,280
2.63%, 12/01/22	800	790,288
4.05%, 12/15/23	400	419,324
3.80%, 03/01/24	2,360	2,466,742
3.90%, 03/11/24	1,590	1,668,743

6

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
4.45%, 04/01/24	$1,280	$1,362,907
3.55%, 06/01/24	1,190	1,234,584
3.95%, 01/15/25(e)	200	211,198
3.40%, 05/15/25	1,590	1,653,917
3.60%, 07/15/25(e)	1,175	1,244,910
2.95%, 07/15/26	725	723,741
4.35%, 03/01/29(e)	1,130	1,219,151
4.85%, 03/01/39	1,185	1,328,960
4.80%, 06/15/44	2,170	2,366,281
5.45%, 03/01/47	217	260,239
4.50%, 03/09/48(e)	2,740	2,967,214
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,270	1,265,993
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	2,930	3,955,394
Verizon Communications, Inc.:
3.50%, 11/01/24	2,500	2,659,729
3.38%, 02/15/25	1,000	1,068,202
4.50%, 08/10/33	2,600	3,064,657
4.86%, 08/21/46	950	1,239,795

		37,936,621

Electric Utilities — 3.6%
AEP Transmission Co. LLC, 3.15%, 09/15/49	30	30,120
Alabama Power Co.:
3.38%, 10/01/20	800	785,245
2.80%, 04/01/25(e)	800	789,969
3.45%, 10/01/49(e)	370	375,947
Ameren Corp., 2.50%, 09/15/24	65	63,190
Ameren Illinois Co., 3.25%, 03/15/50	130	130,060
Appalachian Power Co.:
3.40%, 06/01/25	800	778,635
Series X, 3.30%, 06/01/27	1,190	1,207,024
Arizona Public Service Co.:
3.15%, 05/15/25(e)	400	412,541
2.95%, 09/15/27	800	802,113
3.50%, 12/01/49(e)	240	243,782
Avangrid, Inc., 3.80%, 06/01/29	600	613,509
Baltimore Gas & Electric Co.:
3.35%, 07/01/23	2,390	2,464,656
2.40%, 08/15/26	800	769,349
4.25%, 09/15/48	225	256,848
Berkshire Hathaway Energy Co., 4.45%, 01/15/49(e)	500	595,406
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26(e)	800	802,917
Commonwealth Edison Co.:
2.55%, 06/15/26	800	790,574
3.70%, 08/15/28	2,200	2,351,979
2.20%, 03/01/30	500	477,740
4.00%, 03/01/49	90	100,078

Security	Par (000)	Value

Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc.:
Series 06-A, 5.85%, 03/15/36	$1,000	$1,124,036
Series A, 4.13%, 05/15/49	50	54,123
Series B, 3.13%, 11/15/27	800	798,776
Consumers Energy Co., 3.38%, 08/15/23	800	833,010
Dominion Energy, Inc., 3.90%, 10/01/25	500	516,044
DTE Electric Co., 3.65%, 03/15/24	1,590	1,632,963
DTE Energy Co., Series B, 2.60%, 06/15/22	495	484,146
Duke Energy Corp.:
2.65%, 09/01/26	1,000	992,170
4.20%, 06/15/49	700	704,241
Duke Energy Florida LLC, 3.80%, 07/15/28	1,365	1,468,151
Duke Energy Ohio, Inc., 4.30%, 02/01/49	100	115,580
Duke Energy Progress LLC, 3.25%, 08/15/25	1,590	1,694,647
Edison International, 4.13%, 03/15/28	500	478,229
Entergy Texas, Inc., 3.55%, 09/30/49	520	526,587
Evergy Kansas Central, Inc., 2.55%, 07/01/26	800	829,976
Evergy Metro, Inc.:
3.15%, 03/15/23	1,590	1,653,105
3.65%, 08/15/25	300	312,018
Evergy, Inc., 2.90%, 09/15/29	50	47,312
Eversource Energy:
Series L, 2.90%, 10/01/24	1,530	1,447,442
Series M, 3.30%, 01/15/28(e)	1,000	1,009,990
Exelon Corp., 2.85%, 06/15/20	1,230	1,229,865
Florida Power & Light Co.:
2.75%, 06/01/23	1,590	1,642,699
3.25%, 06/01/24	800	812,638
4.05%, 10/01/44	500	583,019
3.15%, 10/01/49	40	41,432
Georgia Power Co., 3.25%, 04/01/26	800	828,431
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23	1,190	1,263,608
Interstate Power & Light Co., 3.25%, 12/01/24	800	808,968
Kentucky Utilities Co., 3.25%, 11/01/20	800	797,263
MidAmerican Energy Co.:
3.10%, 05/01/27	800	822,148
3.15%, 04/15/50	490	498,063
Nevada Power Co., Series DD, 2.40%, 05/01/30	440	417,364
NextEra Energy Capital Holdings, Inc.:
3.55%, 05/01/27	645	657,519
2.75%, 11/01/29	670	645,940
Oglethorpe Power Corp., 5.05%, 10/01/48	250	240,966

7

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Oncor Electric Delivery Co. LLC, 3.80%, 06/01/49	$320	$336,783
PacifiCorp:
2.95%, 06/01/23	800	817,178
4.13%, 01/15/49	280	302,637
Pennsylvania Electric Co., 3.25%, 03/15/28(b)(e)	1,590	1,510,268
PPL Electric Utilities Corp.:
2.50%, 09/01/22	400	393,144
3.00%, 10/01/49	275	263,873
Progress Energy, Inc., 4.40%, 01/15/21	1,110	1,118,228
PSEG Power LLC:
4.15%, 09/15/21	350	354,935
3.85%, 06/01/23	1,300	1,322,557
Public Service Co. of Colorado:
3.20%, 11/15/20(e)	800	800,229
3.70%, 06/15/28	1,800	1,905,045
4.05%, 09/15/49	20	22,373
Public Service Electric & Gas Co.:
2.38%, 05/15/23	400	400,999
2.25%, 09/15/26	800	796,372
3.00%, 05/15/27(e)	500	510,878
3.70%, 05/01/28(e)	800	862,617
Puget Sound Energy, Inc., 3.25%, 09/15/49	390	381,775
San Diego Gas & Electric Co., 2.50%, 05/15/26(e)	400	406,938
Southern California Edison Co.:
3.65%, 02/01/50	330	320,201
Series B, 4.88%, 03/01/49	260	299,990
Southern Co., 3.25%, 07/01/26	2,400	2,389,468
Union Electric Co., 4.00%, 04/01/48(e)	500	556,822
Virginia Electric & Power Co.:
3.30%, 12/01/49	140	139,789
Series A, 3.80%, 04/01/28(e)	3,300	3,494,250
Series C, 2.75%, 03/15/23	1,250	1,259,107
Wisconsin Electric Power Co., 3.10%, 06/01/25	800	808,157
Wisconsin Power & Light Co., 3.05%, 10/15/27	1,090	1,055,501
Xcel Energy, Inc.:
4.00%, 06/15/28	900	949,138
3.50%, 12/01/49	50	43,996

		66,677,399

Electrical Equipment — 0.4%
Emerson Electric Co.:
2.63%, 12/01/21	800	817,415
2.63%, 02/15/23(e)	1,190	1,202,692
Roper Technologies, Inc.:
3.65%, 09/15/23	1,800	1,843,912
3.80%, 12/15/26	1,000	1,030,439

Security	Par (000)	Value

Electrical Equipment (continued)
4.20%, 09/15/28	$1,894	$2,037,260

		6,931,718

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., 2.05%, 03/01/25	405	382,929
Honeywell International, Inc., 2.30%, 08/15/24	1,050	1,042,576
Jabil, Inc., 3.60%, 01/15/30	565	501,972
Keysight Technologies, Inc.:
4.60%, 04/06/27	820	840,572
3.00%, 10/30/29(e)	1,995	1,882,657
Tyco Electronics Group SA, 3.13%, 08/15/27	250	258,068

		4,908,774

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.:
2.80%, 06/01/20(e)	1,190	1,180,650
2.25%, 01/15/22	960	937,250
4.70%, 03/15/22	1,000	1,015,624
3.00%, 06/15/23(e)	1,000	1,001,314
4.40%, 02/15/26(e)	400	419,293
3.38%, 10/15/26(e)	3,100	3,071,317
2.90%, 01/15/30(e)	1,360	1,310,699
3.70%, 10/15/49(e)	450	414,851
AvalonBay Communities, Inc., 2.30%, 03/01/30	790	743,826
Crown Castle International Corp.:
2.25%, 09/01/21(e)	275	271,192
4.88%, 04/15/22	830	853,184
3.20%, 09/01/24	1,625	1,619,933
3.70%, 06/15/26	1,000	1,021,813
3.80%, 02/15/28	396	404,816
5.20%, 02/15/49	1,200	1,329,614
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25	1,790	1,655,750
5.38%, 04/15/26	2,010	1,781,664
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	2,010	1,985,506
Public Storage, 3.09%, 09/15/27	2,500	2,333,082
Service Properties Trust, 4.38%, 02/15/30	650	492,250
Spirit Realty LP, 4.00%, 07/15/29	2,200	2,149,810

		25,993,438
Food & Staples Retailing — 0.5%
McCormick & Co., Inc., 2.70%, 08/15/22(e)	880	882,505
Mondelez International, Inc., 3.63%, 02/13/26	2,095	2,196,155
Walmart, Inc.:
3.25%, 10/25/20	2,320	2,337,620
3.13%, 06/23/21	1,850	1,890,286

8

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food & Staples Retailing (continued)
2.55%, 04/11/23	$800	$826,388
2.95%, 09/24/49(e)	940	1,030,031

		9,162,985

Food Products — 0.2%
Campbell Soup Co., 4.80%, 03/15/48(e)	1,780	2,121,913
General Mills, Inc., 2.88%, 04/15/30	40	39,920
Kellogg Co., 2.65%, 12/01/23	918	924,402
Sysco Corp., 3.30%, 07/15/26	800	760,857

		3,847,092

Forest Products — 0.2%
Archer-Daniels-Midland Co., 2.75%, 03/27/25	2,315	2,362,650
JM Smucker Co., 2.38%, 03/15/30	1,000	927,165

		3,289,815

Gas Utilities — 0.2%
Atmos Energy Corp., 3.00%, 06/15/27	400	409,238
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	1,500	1,517,883
Sempra Energy, 3.75%, 11/15/25	200	197,449
Southern California Gas Co.:
3.15%, 09/15/24	800	823,950
Series TT, 2.60%, 06/15/26	800	790,021

		3,738,541

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories, 3.40%, 11/30/23	910	954,974
Baxter International, Inc.:
1.70%, 08/15/21	800	797,520
2.60%, 08/15/26	3,360	3,341,959
3.50%, 08/15/46	270	248,368
Becton Dickinson & Co.:
2.40%, 06/05/20	480	478,506
3.25%, 11/12/20	1,800	1,798,574
3.13%, 11/08/21	800	810,160
2.89%, 06/06/22	575	573,927
Covidien International Finance SA, 2.95%, 06/15/23 (e)	2,390	2,493,168
DH Europe Finance II Sarl:
2.60%, 11/15/29	855	830,355
3.25%, 11/15/39	1,395	1,379,001
Stryker Corp.:
2.63%, 03/15/21	245	245,337
3.50%, 03/15/26	900	938,367
3.65%, 03/07/28(e)	800	851,547

		15,741,763

Health Care Providers & Services — 1.0%
Aetna, Inc., 2.75%, 11/15/22	1,000	1,001,833
Anthem, Inc., 3.35%, 12/01/24(e)	1,395	1,420,150
Cigna Corp., 3.75%, 07/15/23	818	841,010

Security	Par (000)	Value

Health Care Providers & Services (continued)
HCA, Inc.:
5.25%, 04/15/25	$3,653	$3,831,162
5.50%, 06/15/47	997	1,083,398
Humana, Inc.:
2.90%, 12/15/22	915	910,040
3.85%, 10/01/24	1,000	1,016,956
Omega Healthcare Investors, Inc., 4.95%, 04/01/24	1,400	1,383,574
Quest Diagnostics, Inc., 2.95%, 06/30/30	2,960	2,901,732
Thermo Fisher Scientific, Inc.:
4.13%, 03/25/25	275	294,320
2.95%, 09/19/26	400	404,408
4.50%, 03/25/30	120	134,897
UnitedHealth Group, Inc.:
2.38%, 08/15/24	1,035	1,058,748
3.10%, 03/15/26	150	158,343
2.88%, 08/15/29	310	324,540
4.75%, 07/15/45	800	1,018,703

		17,783,814

Hotels, Restaurants & Leisure — 0.9%
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23	1,300	1,186,471
5.75%, 06/01/28(e)	1,145	1,011,837
5.30%, 01/15/29	3,595	3,074,444
Las Vegas Sands Corp., 3.50%, 08/18/26	5,160	4,719,737
McDonald’s Corp.:
2.75%, 12/09/20	2,050	2,040,863
1.45%, 09/01/25	375	357,051
3.70%, 01/30/26	1,000	1,046,003
3.50%, 03/01/27(e)	278	289,115
3.80%, 04/01/28	290	307,052
6.30%, 10/15/37	310	394,285
Starbucks Corp., 3.55%, 08/15/29	1,140	1,172,813

		15,599,671

Household Products — 0.0%
Clorox Co., 3.50%, 12/15/24	800	865,570

Independent Power and Renewable Electricity Producers — 0.0%
Exelon Corp., 5.15%, 12/01/20	360	361,648

Insurance — 0.9%
Aflac, Inc., 3.63%, 06/15/23	500	499,086
American International Group, Inc., 3.30%, 03/01/21	320	320,236
Aon PLC, 3.88%, 12/15/25	3,400	3,544,085
Berkshire Hathaway, Inc., 3.13%, 03/15/26	355	379,515
Chubb INA Holdings, Inc., 3.35%, 05/15/24(e)	660	686,477

9

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Fidelity National Financial, Inc., 5.50%, 09/01/22	$385	$422,620
Hartford Financial Services Group, Inc., 3.60%, 08/19/49(e)	190	174,803
Markel Corp., 5.00%, 05/20/49	1,680	1,657,882
Marsh & McLennan Cos., Inc.:
3.30%, 03/14/23(e)	175	177,986
4.90%, 03/15/49	4,935	6,219,937
Progressive Corp.:
3.20%, 03/26/30(e)	315	340,579
4.13%, 04/15/47	1,130	1,268,781
3.95%, 03/26/50	115	134,296
Willis Towers Watson PLC, 5.75%, 03/15/21	350	358,638

		16,184,921

Interactive Media & Services — 0.0%
Alphabet, Inc., 2.00%, 08/15/26	800	844,614

Internet & Direct Marketing Retail — 0.7%
Alibaba Group Holding Ltd.:
2.80%, 06/06/23	200	198,950
3.60%, 11/28/24	2,445	2,565,661
3.40%, 12/06/27(e)	4,800	5,126,256
4.50%, 11/28/34	300	356,625
4.20%, 12/06/47	920	1,117,512
Amazon.com, Inc.:
2.80%, 08/22/24	440	467,442
3.15%, 08/22/27	2,390	2,614,537
4.25%, 08/22/57	250	340,587
Expedia Group, Inc., 3.25%, 02/15/30	385	322,282

		13,109,852

IT Services — 0.8%
Global Payments, Inc., 3.20%, 08/15/29	4,630	4,418,431
International Business Machines Corp.:
2.85%, 05/13/22	200	205,107
3.38%, 08/01/23 (e)	800	841,996
4.25%, 05/15/49	330	387,960
PayPal Holdings, Inc., 2.85%, 10/01/29	4,520	4,472,420
Verisk Analytics, Inc.:
4.00%, 06/15/25	1,400	1,494,361
4.13%, 03/15/29	3,090	3,258,575

		15,078,850

Leisure Products — 0.2%
Hasbro, Inc., 3.90%, 11/19/29	3,920	3,497,967

Machinery — 0.3%
Caterpillar Financial Services Corp., 1.95%, 11/18/22	1,935	1,928,422
Deere & Co., 2.75%, 04/15/25	215	222,003
John Deere Capital Corp., 1.20%, 04/06/23	1,040	1,018,241

Security	Par (000)	Value

Machinery (continued)
Otis Worldwide Corp.(b):
2.29%, 04/05/27	$230	$219,879
2.57%, 02/15/30	350	340,164
3.11%, 02/15/40	70	65,664
3.36%, 02/15/50	55	53,402
Stanley Black & Decker, Inc., 2.30%, 03/15/30	2,460	2,360,768
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28	161	147,941

		6,356,484

Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	3,485	3,474,157
4.46%, 07/23/22	200	207,450
4.91%, 07/23/25	1,350	1,433,151
3.75%, 02/15/28	1,750	1,758,064
4.20%, 03/15/28	4,800	4,908,620
5.05%, 03/30/29(e)	1,020	1,102,620
5.38%, 04/01/38	1,900	2,048,678
5.38%, 05/01/47	1,700	1,834,820
Comcast Corp.:
3.70%, 04/15/24(e)	1,750	1,878,015
3.38%, 02/15/25	1,590	1,693,736
2.35%, 01/15/27	400	397,199
4.15%, 10/15/28	200	224,563
2.65%, 02/01/30	3,385	3,482,440
4.60%, 10/15/38	1,200	1,468,822
3.25%, 11/01/39	1,900	1,961,339
4.70%, 10/15/48	920	1,191,860
Fox Corp., 4.03%, 01/25/24(b)	1,040	1,080,364
Interpublic Group of Cos., Inc., 3.75%, 10/01/21	215	217,073
Thomson Reuters Corp.:
3.85%, 09/29/24	800	783,808
3.35%, 05/15/26(e)	800	800,407
Time Warner Cable LLC, 4.50%, 09/15/42(e)	700	657,276

		32,604,462

Multi-Utilities — 0.3%
CenterPoint Energy, Inc., 4.25%, 11/01/28	730	748,030
Dominion Energy, Inc., 2.58%, 07/01/20	210	209,748
DTE Energy Co., Series D, 3.70%, 08/01/23	835	841,553
NiSource, Inc., 3.95%, 03/30/48	310	314,712
San Diego Gas & Electric Co., 3.60%, 09/01/23	1,590	1,675,105
Sempra Energy, 2.90%, 02/01/23	255	253,376

10

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-Utilities (continued)
Southern California Gas Co., Series XX, 2.55%, 02/01/30(e)	$730	$727,905
Southwest Gas Corp., 3.70%, 04/01/28	230	240,406
Washington Gas Light Co., 3.65%, 09/15/49	30	26,798

		5,037,633

Office Supplies & Equipment — 0.2%
VMware, Inc.:
2.30%, 08/21/20	470	464,991
2.95%, 08/21/22	3,800	3,780,199

		4,245,190

Oil, Gas & Consumable Fuels — 1.8%
Canadian Natural Resources Ltd., 6.25%, 03/15/38	640	498,164
Cenovus Energy, Inc., 5.40%, 06/15/47	472	214,380
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	500	510,156
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	1,500	1,575,938
Enbridge, Inc., 4.00%, 11/15/49	600	534,367
Energy Transfer Operating LP, 5.00%, 05/15/50	516	401,677
Enterprise Products Operating LLC:
3.70%, 01/31/51	570	502,665
3.95%, 01/31/60	365	306,715
Equinor ASA:
2.75%, 11/10/21	2,480	2,504,397
3.25%, 11/10/24	400	390,862
3.25%, 11/18/49	500	491,614
Exxon Mobil Corp., 3.18%, 03/15/24	800	837,581
Hess Corp., 5.60%, 02/15/41	360	245,847
Occidental Petroleum Corp., 3.50%, 08/15/29	241	113,880
ONEOK Partners LP:
3.38%, 10/01/22	1,000	915,452
4.90%, 03/15/25(e)	2,000	1,748,492
6.13%, 02/01/41	800	719,606
ONEOK, Inc.:
2.75%, 09/01/24	1,475	1,193,804
4.00%, 07/13/27	1,725	1,413,017
4.55%, 07/15/28	300	255,989
4.35%, 03/15/29	2,215	1,804,223
5.20%, 07/15/48	320	250,876
4.45%, 09/01/49	701	543,954
Petroleos Mexicanos:
5.35%, 02/12/28	665	462,175
6.50%, 06/02/41	380	243,323
6.38%, 01/23/45	460	290,016
5.63%, 01/23/46	800	488,000
6.75%, 09/21/47	100	64,660
7.69%, 01/23/50(b)	100	68,000

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
6.95%, 01/28/60(b)	$185	$124,875
Phillips 66 Partners LP, 3.15%, 12/15/29	3,270	2,676,813
Shell International Finance BV:
2.13%, 05/11/20	3,530	3,526,316
2.38%, 11/07/29	2,470	2,435,686
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/30(b)	3,950	3,336,693
TransCanada PipeLines Ltd.:
3.75%, 10/16/23	800	825,216
5.10%, 03/15/49	1,160	1,301,129

		33,816,558

Personal Products — 0.5%
Estee Lauder Cos., Inc., 1.70%, 05/10/21	400	399,841
Procter & Gamble Co.:
2.45%, 03/25/25	400	420,294
2.80%, 03/25/27	2,835	3,024,309
Unilever Capital Corp.:
3.00%, 03/07/22	1,440	1,488,160
2.20%, 05/05/22(e)	2,700	2,661,966
2.00%, 07/28/26(e)	800	797,911

		8,792,481

Pharmaceuticals — 2.9%
AbbVie, Inc.:
2.50%, 05/14/20	3,280	3,280,228
2.60%, 11/21/24(b)	3,520	3,554,004
3.20%, 11/21/29(b)	2,770	2,781,379
4.05%, 11/21/39(b)	890	915,462
AstraZeneca PLC:
2.38%, 11/16/20	3,275	3,266,872
3.50%, 08/17/23	1,200	1,263,611
3.13%, 06/12/27	1,490	1,491,024
Bristol-Myers Squibb Co.:
2.25%, 08/15/21(b)	1,700	1,709,967
3.25%, 11/01/23(e)	400	417,405
3.45%, 11/15/27(b)(e)	557	592,697
CVS Health Corp.:
2.80%, 07/20/20	2,535	2,535,469
3.35%, 03/09/21	2,492	2,505,614
4.78%, 03/25/38	1,050	1,161,028
Eli Lilly & Co., 2.75%, 06/01/25(e)	378	390,580
GlaxoSmithKline Capital PLC, 3.13%, 05/14/21	1,962	1,988,903
GlaxoSmithKline Capital, Inc.:
3.38%, 05/15/23	1,800	1,878,789
4.20%, 03/18/43	993	1,106,516
Johnson & Johnson, 2.95%, 03/03/27(e)	2,530	2,777,689
Laboratory Corp. of America Holdings, 4.63%, 11/15/20	1,625	1,634,567

11

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck & Co., Inc.:
2.80%, 05/18/23	$800	$805,532
2.75%, 02/10/25	800	832,757
Novartis Capital Corp.:
2.40%, 09/21/22	800	818,590
3.10%, 05/17/27(e)	3,500	3,775,033
2.20%, 08/14/30	3,590	3,674,719
2.75%, 08/14/50	520	539,558
Pfizer, Inc.:
3.00%, 12/15/26	1,000	1,073,212
7.20%, 03/15/39(e)	500	801,062
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21	1,800	1,823,419
Zoetis, Inc.:
3.45%, 11/13/20	355	351,514
3.00%, 09/12/27	1,800	1,813,731
3.90%, 08/20/28(e)	1,155	1,200,307

		52,761,238

Producer Durables: Miscellaneous — 0.2%
Oracle Corp., 2.50%, 04/01/25	4,025	4,063,067

Professional Services — 0.1%
IHS Markit Ltd., 4.75%, 08/01/28	2,105	2,203,009

Real Estate — 0.2%
Equinix, Inc.:
2.63%, 11/18/24	900	858,384
3.20%, 11/18/29	1,815	1,687,769
Prologis LP, 2.13%, 04/15/27	585	556,240

		3,102,393

Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/25	800	830,529
Canadian National Railway Co., 2.75%, 03/01/26(e)	800	852,426
CSX Corp.:
3.40%, 08/01/24	800	840,083
2.60%, 11/01/26	800	814,344
Kansas City Southern, 2.88%, 11/15/29	655	628,325
Union Pacific Corp.:
2.75%, 04/15/23	1,590	1,595,224
3.25%, 08/15/25	400	412,854

		5,973,785

Semiconductors & Semiconductor Equipment — 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.00%, 01/15/22	1,108	1,095,668
3.63%, 01/15/24	2,300	2,259,248
3.13%, 01/15/25	540	517,607
Broadcom, Inc., 4.25%, 04/15/26(b)	1,120	1,101,080

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp.:
3.30%, 10/01/21	$560	$584,618
3.40%, 03/25/25(e)	4,490	4,898,572
Maxim Integrated Products, Inc.:
3.38%, 03/15/23	1,000	1,020,418
3.45%, 06/15/27(e)	1,015	1,039,015
Micron Technology, Inc., 4.19%, 02/15/27	2,580	2,606,231
NVIDIA Corp.:
2.85%, 04/01/30(e)	60	62,617
3.50%, 04/01/40	60	63,658
3.50%, 04/01/50	95	103,296
3.70%, 04/01/60	50	55,889
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 06/18/29(b)	210	215,203
QUALCOMM, Inc.:
2.25%, 05/20/20	4,644	4,643,396
3.45%, 05/20/25	800	838,286
3.25%, 05/20/27	2,335	2,456,113
Texas Instruments, Inc., 2.25%, 05/01/23	800	824,790

		24,385,705

Software — 0.7%
Activision Blizzard, Inc., 2.30%, 09/15/21	200	201,415
Citrix Systems, Inc.:
4.50%, 12/01/27	1,300	1,342,103
3.30%, 03/01/30	2,150	1,997,767
Microsoft Corp.:
1.55%, 08/08/21	1,285	1,293,937
3.63%, 12/15/23	4,250	4,643,695
2.70%, 02/12/25(e)	800	862,107
Oracle Corp.:
3.88%, 07/15/20	425	427,234
1.90%, 09/15/21	950	952,799
2.95%, 05/15/25	800	826,825
2.65%, 07/15/26	400	408,237

		12,956,119

Specialty Retail — 0.2%
Home Depot, Inc.:
2.80%, 09/14/27	800	826,899
5.40%, 09/15/40	200	259,825
3.13%, 12/15/49	1,920	1,894,356
Lowe’s Cos., Inc., 4.00%, 04/15/25	490	523,539

		3,504,619

Technology Hardware, Storage & Peripherals — 0.4%
Adobe, Inc.:
1.90%, 02/01/25	745	751,484
2.15%, 02/01/27	2,090	2,116,206
Apple, Inc.:
2.25%, 02/23/21	1,700	1,717,133
1.80%, 09/11/24	940	957,003

12

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
3.00%, 06/20/27(e)	$925	$990,429
Dell International LLC/EMC Corp., 8.35%, 07/15/46(b)	390	463,029
Hewlett Packard Enterprise Co., 3.50%, 10/05/21(e)	615	620,508

		7,615,792

Tobacco — 0.8%
Altria Group, Inc.:
3.49%, 02/14/22	570	583,104
5.80%, 02/14/39	1,017	1,113,332
BAT Capital Corp.:
2.76%, 08/15/22	1,070	1,051,595
3.56%, 08/15/27	4,360	4,106,395
4.39%, 08/15/37	670	617,613
4.76%, 09/06/49	820	774,203
Philip Morris International, Inc.:
2.38%, 08/17/22	2,970	2,995,182
2.50%, 08/22/22	500	501,348
6.38%, 05/16/38	2,010	2,550,913
Reynolds American, Inc.:
3.25%, 06/12/20	127	126,619
4.00%, 06/12/22	305	309,299

		14,729,603

Water Utilities — 0.1%
Essential Utilities, Inc., 3.57%, 05/01/29	1,030	1,050,384

Wireless Telecommunication Services — 0.4%
American Tower Corp.:
3.45%, 09/15/21	740	744,765
3.50%, 01/31/23	1,900	1,909,720
3.95%, 03/15/29(e)	1,960	2,037,304
Crown Castle International Corp.:
5.25%, 01/15/23	1,000	1,042,569
3.65%, 09/01/27	200	202,552
3.10%, 11/15/29	705	675,350
EPR Properties, 4.95%, 04/15/28	140	137,766
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(b)	623	619,387

		7,369,413

Total Corporate Bonds — 45.1% (Cost — $826,551,728)		827,642,357

Foreign Agency Obligations — 0.5%

Colombia — 0.1%
Colombia Government International Bond:
3.88%, 04/25/27	200	196,938

Security	Par (000)	Value

Colombia (continued)
5.00%, 06/15/45	$1,160	$1,187,912

		1,384,850

Indonesia — 0.1%
Indonesia Government International Bond:
3.50%, 01/11/28	1,800	1,774,125
4.75%, 07/18/47(b)(e)	500	520,312

		2,294,437

Mexico — 0.2%
Mexico Government International Bond:
4.15%, 03/28/27	1,685	1,715,541
4.50%, 04/22/29	810	827,719
6.05%, 01/11/40	100	118,281
4.60%, 02/10/48(e)	750	754,500
4.50%, 01/31/50(e)	590	586,755

		4,002,796

Uruguay — 0.1%
Uruguay Government International Bond:
4.38%, 01/23/31(e)	530	575,216
5.10%, 06/18/50	1,200	1,367,625
4.98%, 04/20/55(e)	50	56,531

		1,999,372

Total Foreign Agency Obligations — 0.5% (Cost — $9,497,071)		9,681,455

Municipal Bonds — 0.6%

California — 0.3%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series S-1, 6.92%, 04/01/40	50	73,506
Series F-2, 6.26%, 04/01/49	500	749,590
California State University, RB, Series B, 2.98%, 11/01/51	995	967,220
Regents of the University of California Medical Center Pooled Revenue, RB, Series N:
3.71%, 05/15/20	85	87,727
3.01%, 05/15/50(e)	320	291,414
3.26%, 05/15/60	230	208,851
State of California, GO, Build America Bonds:
7.55%, 04/01/39	1,025	1,676,920
7.60%, 11/01/40	500	839,780
State of California, GO, Refunding, 3.50%, 04/01/28	500	548,435

13

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
University of California, RB, General, Series AD, 4.89%, 05/15/2112	$165	$219,608
University of California, Refunding RB, Limited Project, Series J , 4.13%, 05/15/45	150	157,070

		5,820,121

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, Refunding RB, Subordinate Lien, Series A, 3.21%, 10/01/48	200	204,260

Illinois — 0.1%
Chicago O’Hare International Airport, ARB, General Senior Lien, Series C, 4.47%, 01/01/49	310	365,608
State of Illinois, GO, Pension, 5.1%, 06/01/33(e)	690	686,847

		1,052,455

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Consolidated Loan, Series H, 2.90%, 09/01/49 ,	545	510,349

New Jersey — 0.0%
New Jersey State Turnpike Authority, RB, Build America Bonds, Series A, 7.10%, 01/01/41	550	765,391

New York — 0.2%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Build America Bonds, 5.51%, 08/01/37	110	147,123
Metropolitan Transportation Authority, RB, Build America Bonds, Series E, 6.81%, 11/15/40	355	482,988
New York City Water & Sewer System, Refunding RB, Build America Bonds, 5.88%, 06/15/44(e)	500	727,900
Port Authority of New York & New Jersey, ARB, 192nd Series, 4.81%, 10/15/65	50	58,655
Port Authority of New York & New Jersey, RB:
4.03%, 09/01/48	1,000	1,023,790
191th Series, 4.82%, 06/01/45	200	212,450
State of New York Dormitory Authority, Refunding RB, Series B, 3.14%, 07/01/43	255	258,366

		2,911,272

Security	Par (000)	Value

Texas — 0.0%
Grand Parkway Transportation Corp., Refunding RB, 3.24%, 10/01/52	$400	$395,208

Total Municipal Bonds — 0.6% (Cost — $11,556,057)		11,659,056

Non-Agency Mortgage-Backed Securities — 8.7%

Collateralized Mortgage Obligations — 6.4%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, (6 mo. LIBOR US + 1.50%), 3.26%, 10/25/34(a)	48	45,685
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A1, 2.99%, 07/26/49(b)(c)	4,728	4,650,111
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 02/25/21	3	3,147
Citigroup Mortgage Loan Trust, Class A(b)(c):
Series 2013-A, 3.00%, 05/25/42	13	11,551
Series 2014-A, 4.00%, 01/25/35	74	75,076
Connecticut Avenue Securities Trust(b):
Series 2019-R01, Class 2ED2, 2.10%, 07/25/31(c)	10,904	9,063,375
Series 2019-R05, Class 1M1, (1 mo. LIBOR US + 0.75%), 1.70%, 07/25/39(a)	34	33,397
Series 2019-R05, Class 1M2, (1 mo. LIBOR US + 2.00%), 2.95%, 07/25/39(a)	6,600	5,575,572
Series 2019-R06, Class 2ED2, (1 mo. LIBOR US + 1.00%), 1.95%, 09/25/39(a)	9,000	6,604,655
Series 2019-R06, Class 2M1, (1 mo. LIBOR US + 0.75%), 1.70%, 09/25/39(a)	3,741	3,646,427
Series 2019-R06, Class 2M2, (1 mo. LIBOR US + 2.10%), 3.05%, 09/25/39(a)	7,500	5,798,488
Series 2019-R07, Class 1M1, (1 mo. LIBOR US + 0.77%), 1.72%, 10/25/39(a)	4,058	3,957,755
Series 2020-R01, Class 1M1, (1 mo. LIBOR US + 0.80%), 1.75%, 01/25/40(a)	9,183	8,780,303
Series 2020-R02, Class 2M1, (1 mo. LIBOR US + 0.75%), 1.70%, 01/25/40(a)	4,087	3,923,318
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19	7	5,765

14

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Credit Suisse Mortgage Capital Certificates, Series 2009-15R, Class 3A1, 4.07%, 03/26/36(b)(c)	$12	$12,305
Deephaven Residential Mortgage Trust, Series 2019-3A, Class A1, 2.96%, 07/25/59(b)(c)	5,125	4,895,222
Fannie Mae Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, (1 mo. LIBOR US + 4.25%), 5.20%, 01/25/29(a)	4,472	4,203,021
Series 2016-C05, Class 2M2F, (1 mo. LIBOR US + 2.75%), 3.70%, 01/25/29(a)	2,692	2,629,226
Series 2017-C02, Class 1M1, (1 mo. LIBOR US + 1.15%), 2.10%, 09/25/29(a)	35	34,950
Series 2017-C04, Class 2M1, (1 mo. LIBOR US + 0.85%), 1.80%, 11/25/29(a)	229	226,520
Series 2018-C01, Class 1EA1, 1.40%, 07/25/30(c)	6,092	5,440,400
Series 2018-C02, Class 2ED2, 1.85%, 08/25/30(c)	10,309	9,009,596
Freddie Mac STACR Trust(a)(b):
Series 2019-DNA2, Class M2, (1 mo. LIBOR US + 2.45%), 3.40%, 03/25/49	2,447	2,028,010
Series 2019-DNA4, Class M1, (1 mo. LIBOR US + 0.70%), 1.65%, 10/25/49	1,237	1,220,092
Series 2020-DNA1, Class M1, (1 mo. LIBOR US + 0.70%), 1.65%, 01/25/50	4,860	4,713,240
Series 2020-DNA2, Class M1, (1 mo. LIBOR US + 0.75%), 1.70%, 02/25/50	7,880	7,504,215
Series 2020-HQA1, Class M1, (1 mo. LIBOR US + 0.75%), 1.70%, 01/25/50	2,760	2,656,670
Freddie Mac Structured Agency Credit Risk Debt Notes (a):
Series 2015-DNA1, Class M2, (1 mo. LIBOR US + 1.85%), 2.80%, 10/25/27	4,116	4,009,189
Series 2016-DNA1, Class M2, (1 mo. LIBOR US + 2.90%), 3.85%, 07/25/28	66	65,224
Series 2016-DNA1, Class M3, (1 mo. LIBOR US + 5.55%), 6.50%, 07/25/28	2,200	2,117,498

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2017-DNA1, Class M1, (1 mo. LIBOR US + 1.20%), 2.15%, 07/25/29	$1,146	$1,139,785
Series 2017-DNA2, Class M1, (1 mo. LIBOR US + 1.20%), 2.15%, 10/25/29	697	679,088
Series 2017-DNA3, Class M1, (1 mo. LIBOR US + 0.75%), 1.70%, 03/25/30	802	788,711
Series 2017-HQA2, Class M1, (1 mo. LIBOR US + 0.80%), 1.75%, 12/25/29	859	848,847
STACR Trust (a)(b):
Series 2018-DNA3, Class M1, (1 mo. LIBOR US + 0.75%), 1.70%, 09/25/48	2,501	2,462,771
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 2.60%, 04/25/43	6,127	5,733,096
Series 2018-HRP1, Class M2B, (1 mo. LIBOR US + 1.65%), 2.60%, 04/25/43	2,000	1,822,285
Series 2018-HRP2, Class M2, (1 mo. LIBOR US + 1.25%), 2.20%, 02/25/47	2,219	2,103,717

		118,518,303

Commercial Mortgage-Backed Securities — 2.3%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class B, 4.36%, 09/15/48(c)	360	354,228
Citigroup Commercial Mortgage Trust:
Series 2006-C5, Class AJ, 5.48%, 10/15/49	25	24,080
Series 2015-GC29, Class A2, 2.67%, 04/10/48	1,364	1,362,578
Series 2016-GC36, Class A5, 3.62%, 02/10/49	550	584,261
Series 2017-P8, Class AS, 3.79%, 09/15/50(c)	2,090	2,104,989
COMM Mortgage Trust, Series 2015-CR22, Class A2, 2.86%, 03/10/48	1,717	1,715,861
Commercial Mortgage Trust:
Series 2012-CR3, Class AM, 3.42%, 10/15/45(b)	1,680	1,684,133
Series 2013-CR11, Class B, 5.12%, 08/10/50(c)	380	382,661
Series 2013-LC6, Class AM, 3.28%, 01/10/46	400	397,451
Series 2014-CR17, Class A5, 3.98%, 05/10/47	670	703,673

15

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
DBJPM Mortgage Trust, Series 2016-C1, Class B, 4.20%, 05/10/49(c)	$330	$318,238
Eleven Madison Avenue Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 09/10/35(b)(c)	150	148,271
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49(c)	43	35,417
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.51%, 07/10/38(c)	29	28,947
GS Mortgage Securities Trust:
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45	280	284,118
Series 2013-GC13, Class A5, 4.05%, 07/10/46(c)	170	180,032
Series 2014-GC20, Class A5, 4.00%, 04/10/47	730	774,209
Series 2015-GC30, Class B, 4.04%, 05/10/50(c)	300	290,594
Series 2015-GS1, Class A3, 3.73%, 11/10/48	2,030	2,180,576
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class A4, 4.13%, 08/15/46(c)	430	453,769
Series 2013-C17, Class A3, 3.93%, 01/15/47	1,224	1,286,624
Series 2014-C22, Class A4, 3.80%, 09/15/47	1,470	1,555,622
Series 2014-C25, Class AS, 4.07%, 11/15/47	2,180	2,238,944
Series 2015-C30, Class A5, 3.82%, 07/15/48	1,780	1,900,107
Series 2015-C33, Class A4, 3.77%, 12/15/48	2,360	2,520,785
Series 2016-C1, Class A5, 3.58%, 03/15/49	810	858,043
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class B, 5.67%, 05/12/45(c)	210	10,823
Series 2011-C5, Class A3, 4.17%, 08/15/46	70	71,380
Series 2012-CBX, Class AS, 4.27%, 06/15/45	350	357,364
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.04%, 11/15/46	460	479,256
Morgan Stanley Capital I Trust:
Series 2012-C4, Class A4, 3.24%, 03/15/45	680	684,080

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-MS1, Class A4, 3.78%, 05/15/48(c)	$550	$574,348
Series 2015-UBS8, Class A3, 3.54%, 12/15/48	3,010	3,116,035
Series 2019-L3, Class AS, 3.49%, 11/15/52	970	938,034
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	505	503,461
Wells Fargo Commercial Mortgage Trust, Class AS:
Series 2014-LC18, 3.81%, 12/15/47	510	515,202
Series 2015-C26, 3.58%, 02/15/48	1,380	1,380,432
Series 2018-C46, 4.38%, 08/15/51	2,670	2,797,710
WF-RBS Commercial Mortgage Trust:
Series 2012-C08, Class AS, 3.66%, 08/15/45	640	644,843
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	459,333
Series 2013-C18, Class A5, 4.16%, 12/15/46(c)	620	649,460
Series 2014-C23, Class A4, 3.65%, 10/15/57	314	324,496
WFRBS Commercial Mortgage Trust, Class AS:
Series 2014-C23, 4.21%, 10/15/57(c)	1,140	1,170,103
Series 2014-C24, 3.93%, 11/15/47	2,380	2,416,136

		41,460,707

Total Non-Agency Mortgage-Backed Securities — 8.7% (Cost — $171,949,460)		159,979,010

U.S. Government Sponsored Agency Securities — 46.0%

Collateralized Mortgage Obligations — 2.2%
Fannie Mae Connecticut Avenue Securities (a):
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 5.40%, 01/25/29	465	443,475
Series 2017-C01, Class 1M2A, (1 mo. LIBOR US + 3.55%), 4.50%, 07/25/29	2,523	2,453,173
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 3.15%, 01/25/30	2,558	2,470,266
Series 2017-C06, Class 1M2A, (1 mo. LIBOR US + 2.65%), 3.60%, 02/25/30	722	696,031

16

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2017-C07, Class 2M2A, (1 mo. LIBOR US + 2.50%), 3.45%, 05/25/30	$1,020	$924,972
Series 2018-C03, Class 1M1, (1 mo. LIBOR US + 0.68%), 1.63%, 10/25/30	442	433,927
Series 2019-R04, Class 2M1, (1 mo. LIBOR US + 0.75%), 1.70%, 06/25/39 (b)	1,693	1,653,318
Series 2019-R04, Class 2M2, (1 mo. LIBOR US + 2.10%), 3.05%, 06/25/39(b)	5,895	4,794,294
Freddie Mac STACR Trust (a)(b):
Series 2018-HQA2, Class M2, (1 mo. LIBOR US + 2.30%), 3.25%, 10/25/48	2,000	1,630,413
Series 2019-DNA1, Class M1, (1 mo. LIBOR US + 0.90%), 1.85%, 01/25/49	2,225	2,183,677
Series 2019-FTR2, Class M1, (1 mo. LIBOR US + 0.95%), 1.90%, 11/25/48	4,280	4,169,437
Series 2019-HQA1, Class M2, (1 mo. LIBOR US + 2.35%), 3.30%, 02/25/49	10,336	8,725,533
Series 2019-HQA2, Class M1, (1 mo. LIBOR US + 0.70%), 1.65%, 04/25/49	450	446,116
Series 2019-HQA2, Class M2, (1 mo. LIBOR US + 2.05%), 3.00%, 04/25/49	1,680	1,393,964
Series 2019-HQA3, Class M1, (1 mo. LIBOR US + 0.75%), 1.70%, 09/25/49	881	863,193
Series 2019-HQA3, Class M2, (1 mo. LIBOR US + 1.85%), 2.80%, 09/25/49	5,000	4,054,841
Freddie Mac Structured Agency Credit Risk Debt Notes (a):
Series 2016-HQA3, Class M2, (1 mo. LIBOR US + 1.35%), 2.30%, 03/25/29	114	109,613
Series 2016-HQA2, Class M2, (1 mo. LIBOR US + 2.25%), 3.20%, 11/25/28	111	109,675
Series 2015-HQA2, Class M2, (1 mo. LIBOR US + 2.80%), 3.75%, 05/25/28	22	21,458
Series 2015-DNA3, Class M2, (1 mo. LIBOR US + 2.85%), 3.80%, 04/25/28	229	223,835

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.45%), 4.40%, 10/25/29	$1,370	$1,219,170
Series 2016-DNA2, Class M3, (1 mo. LIBOR US + 4.65%), 5.60%, 10/25/28	2,176	2,067,403

		41,087,784

Commercial Mortgage-Backed Securities — 2.6%
Fannie Mae, Class A2:
Series 2012-M13, 2.38%, 05/25/22	3,398	3,458,034
Series 2012-M9, 2.48%, 04/25/22	4,313	4,383,930
Series 2016-M13, 2.48%, 09/25/26(c)	800	830,924
Series 2013-M3, 2.51%, 11/25/22(c)	4,303	4,401,984
Series 2012-M5, 2.72%, 02/25/22	1,800	1,836,802
Series 2018-M1, 2.98%, 12/25/27(c)	1,590	1,736,202
Series 2018-M7, 3.05%, 03/25/28(c)	1,590	1,735,499
Series 2014-M3, 3.48%, 01/25/24(c)	2,032	2,188,487
Freddie Mac:
Series K020, Class A2, 2.37%, 05/25/22	7,960	8,122,257
Series K055, Class A2, 2.67%, 03/25/26	1,590	1,700,662
Series K064, Class A2, 3.22%, 03/25/27	2,790	3,093,423
Series K031, Class A2, 3.30%, 04/25/23(c)	281	298,225
Series K060, Class A2, 3.30%, 10/25/26	1,190	1,321,070
Series K061, Class A2, 3.35%, 11/25/26(c)	1,590	1,770,361
Series K073, Class A2, 3.35%, 01/25/28	1,610	1,832,150
Series K072, Class A2, 3.44%, 12/25/27	1,190	1,362,101
Series K076, Class A2, 3.90%, 04/25/28	2,390	2,808,348
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, Class A2, 2.68%, 10/25/22	3,980	4,109,489

		46,989,948

17

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities — 41.2%
Fannie Mae Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.54%), 2.02%, 06/01/43 (a)	$104	$103,749
(11th District Cost of Funds + 1.25%), 2.29%, 09/01/34(a)	143	140,538
2.50%, 09/01/28 - 04/15/50(g)	257,091	266,360,435
3.00%, 12/01/26 - 04/15/50(g)	132,383	138,850,867
(6 mo. LIBOR US + 1.04%), 3.04%, 05/01/33(a)	4	3,900
(6 mo. LIBOR US + 1.36%), 3.21%, 10/01/32(a)	15	14,717
(12 mo. LIBOR US + 1.38%), 3.38%, 04/01/35(a)	75	76,138
3.50%, 11/01/31 - 11/01/51(g)	69,937	74,382,384
(12 mo. LIBOR US + 1.77%), 3.78%, 01/01/42(a)	24	24,168
(12 mo. LIBOR US + 1.81%), 3.81%, 02/01/42(a)	3	3,073
4.00%, 04/15/20 - 02/01/57(g)	44,944	48,446,490
(12 mo. LIBOR US + 1.82%), 4.07%, 09/01/41(a)	50	50,791
(12 mo. LIBOR US + 1.75%), 4.33%, 08/01/41(a)	30	30,594
(12 mo. LIBOR US + 1.53%), 4.41%, 04/01/43 - 05/01/43(a)	30	30,133
(12 mo. LIBOR US + 1.74%), 4.43%, 04/01/40 (a)	12	11,747
4.50%, 04/01/23 - 04/15/50(g)	17,391	18,862,086
5.00%, 05/01/20 - 04/01/49	5,274	5,796,512
5.50%, 10/01/32 - 01/01/47	3,684	4,159,955
6.00%, 11/01/22 - 09/01/38	991	1,131,033
6.50%, 12/01/30 - 01/01/36	807	913,144
7.00%, 01/01/32 - 06/01/32	25	29,777
7.50%, 09/01/29	7	7,672
Freddie Mac Mortgage-Backed Securities:
(11th District Cost of Funds + 1.25%), 2.29%, 11/01/27(a)	79	77,457
(12 mo. LIBOR US + 1.60%), 2.40%, 08/01/43(a)	37	37,110
(12 mo. LIBOR US + 1.65%), 2.46%, 05/01/43(a)	107	108,958
2.50%, 02/01/27 - 10/01/49	1,300	1,352,754
3.00%, 05/01/27 - 02/01/50	7,427	7,833,796
3.50%, 04/01/26 - 02/01/50	28,854	30,650,753
(12 mo. LIBOR US + 1.75%), 3.75%, 02/01/40(a)	68	68,973
(12 mo. LIBOR US + 1.90%), 3.87%, 01/01/42(a)	1	1,372
4.00%, 10/01/24 - 03/01/49	18,372	19,741,192
(12 mo. LIBOR US + 1.76%), 4.25%, 08/01/41(a)	35	35,730

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
(12 mo. LIBOR US + 1.50%), 4.37%, 06/01/43(a)	$11	$11,439
(12 mo. LIBOR US + 1.79%), 4.39%, 09/01/32(a)	3	2,637
4.50%, 08/01/20 - 01/01/49	5,197	5,622,376
(12 mo. LIBOR US + 1.89%), 4.58%, 07/01/41(a)	30	30,661
(12 mo. LIBOR US + 1.75%), 4.65%, 04/01/38(a)	97	98,968
(1 year CMT + 2.34%), 4.79%, 04/01/32(a)	32	32,247
5.00%, 10/01/20 - 07/01/48	2,429	2,640,464
5.50%, 07/01/20 - 08/01/38	1,013	1,134,162
6.00%, 07/01/21 - 04/01/38	409	464,192
6.50%, 05/01/21 - 08/01/36	342	415,443
7.50%, 12/01/30	1	730
Ginnie Mae Mortgage-Backed Securities:
2.50%, 04/21/50(g)	3,375	3,527,139
3.00%, 01/20/43 - 04/21/50(g)(h)	20,137	21,354,056
3.50%, 01/15/41 - 01/20/50	45,730	48,553,859
4.00%, 09/15/40 - 06/20/49	28,047	30,107,137
4.50%, 03/15/39 - 04/21/50(g)	15,701	16,767,630
5.00%, 11/20/33 - 04/21/50(g)	3,572	3,917,268
5.50%, 06/15/34 - 04/20/48	783	880,186
6.00%, 01/15/32 - 10/20/38	239	273,025
6.50%, 06/15/28 - 07/15/38	91	104,960
7.00%, 06/15/29	12	12,524
7.50%, 08/20/30	3	3,956

		755,293,057

Total U.S. Government Sponsored Agency Securities — 46.0% (Cost — $825,824,309)		843,370,789

Total Long-Term Investments — 116.2% (Cost — $2,135,240,714)		2,132,800,423

	Shares

Short-Term Securities — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.35%(i)(j)(k)	156,257,436	156,226,185
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.25%(i)(k)	100,000	100,000

Total Short-Term Securities — 8.5% (Cost — $156,268,530)		156,326,185

Total Investments Before TBA Sale Commitments — 124.7% (Cost — $2,291,509,244)		2,289,126,608

18

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

TBA Sale Commitments — (7.0%)

Mortgage-Backed Securities — (7.0%)
Fannie Mae Mortgage-Backed Securities(g):
2.50%, 04/20/35 - 04/15/50	$98,425	$(101,966,181)
3.00%, 04/20/35 - 04/15/50	20,340	(21,315,660)
3.50%, 04/15/50	4,105	(4,320,513)
4.00%, 04/15/20	351	(373,947)

Total TBA Sale Commitments — (7.0)% (Proceeds — $124,576,139)		(127,976,301)

Total Investments, Net of TBA Sale Commitments — 117.7% (Cost — $2,166,933,105)		2,161,150,307

Liabilities in Excess of Other Assets — (17.7)%		(325,521,733)

Net Assets — 100.0%		$1,835,628,574

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Security, or a portion of the security, is on loan.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(k)

Investments in issuers considered to be an affiliate/affiliates of the Master Portfolio during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	180,038,038	—	(23,780,602	)(b)	156,257,436	$156,226,185	$444,405	(c)	$(23,371)	$45,884
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—		100,000	100,000	3,959		—	—

						$156,326,185	$448,364		$(23,371)	$45,884

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

19

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ARB	Airport Revenue Bonds

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

RB	Revenue Bonds

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts 10-Year Australian Treasury Bond	172	06/15/20	$15,934	$354,181
10-Year Canada Bond	242	06/19/20	25,302	96,166
10-Year U.S. Treasury Note	305	06/19/20	42,300	191,253
U.S. Long Treasury Bond	148	06/19/20	26,501	(65,774)
U.S. Ultra Long Treasury Bond	758	06/19/20	168,181	10,727,701
2-Year U.S. Treasury Note	45	06/30/20	9,917	12,770
5-Year U.S. Treasury Note	718	06/30/20	90,008	24,460

				11,340,757

Short Contracts
Euro Bund Futures	191	06/08/20	36,340	229,747
10-Year U.S. Ultra Long Treasury Note	78	06/19/20	12,170	(516,294)
Long Gilt Future	215	06/26/20	36,370	(36,285)

				(322,832)

				$11,017,925

20

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	610,959	EUR	550,000	Barclays Bank PLC	06/17/20	$2,602

USD	680,459	EUR	620,000	Deutsche Bank AG	06/17/20	(5,325)
USD	132,588	EUR	120,000	JPMorgan Chase Bank N.A.	06/17/20	(144)
USD	731,096	EUR	680,000	Natwest Markets PLC	06/17/20	(21,055)
USD	1,384,868	EUR	1,290,000	Natwest Markets PLC	06/17/20	(42,007)
USD	146,698	HKD	1,140,000	HSBC Bank PLC	06/17/20	(304)

						(68,835)

	Net unrealized depreciation					$(66,233)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Master Portfolio	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34.V1	5.00%	Quarterly	06/20/25	USD	4,170	$260,764	$220,989	$39,775
ITRAXX.XO.33.V1	5.00	Quarterly	06/20/25	EUR	4,860	152,999	125,086	27,913

						$413,763	$346,075	$67,688

Centrally Cleared Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio							Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.36)%	Monthly	NA	02/04/22	EUR	21,020	$(12,744)	$674	$(13,418)
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.41)	Monthly	NA	03/03/22	EUR	33,980	(49,848)	17,679	(67,527)
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.44)	Monthly	NA	03/04/22	EUR	78,580	(158,484)	61,184	(219,668)
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.47)	Monthly	NA	03/05/22	EUR	32,180	(83,443)	(15,006)	(68,437)
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.48)	Monthly	NA	03/06/22	EUR	25,270	(71,391)	(2,058)	(69,333)
0.44	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	NA	03/19/22	USD	15,860	(2,771)	269	(3,040)
0.52	Semi-Annual	6-Month GBP LIBOR, 1.18%	Semi-Annual	NA	03/19/22	GBP	47,094	(29,412)	(27,642)	(1,770)
0.52	Semi-Annual	6-Month GBP LIBOR, 1.18%	Semi-Annual	NA	03/19/22	GBP	6,026	(3,757)	(5,293)	1,536
3-Month LIBOR, 1.45%	Quarterly	0.44	Semi-Annual	NA	03/19/22	USD	15,860	2,771	5,409	(2,638)
0.61	Semi-Annual	6-Month GBP LIBOR, 1.18%	Semi-Annual	NA	03/20/22	GBP	30,111	(87,291)	(56,106)	(31,185)
0.61	Semi-Annual	6-Month GBP LIBOR, 1.18%	Semi-Annual	NA	03/20/22	GBP	6,949	(20,145)	(14,278)	(5,867)

21

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio								Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.30)%	Monthly	NA		03/26/22	EUR	6,450	$3,463	$(2,733)	$6,196
0.50	Semi-Annual	6-Month GBP LIBOR, 1.18%	Semi-Annual	NA		03/31/22	GBP	8,105	(513)	113	(626)
0.51	Semi-Annual	6-Month GBP LIBOR, 1.18%	Semi-Annual	NA		03/31/22	GBP	7,205	(679)	760	(1,439)
(0.32)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	06/08/20	(a)	06/08/22	EUR	141,577	986	180,001	(179,015)
(0.32)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	06/08/20	(a)	06/08/22	EUR	141,577	987	139,563	(138,576)
0.44	Semi-Annual	6-Month GBP LIBOR, 1.18%	Semi-Annual	06/08/20	(a)	06/08/22	GBP	62,776	49,563	15,366	34,197
0.48	Semi-Annual	6-Month GBP LIBOR, 1.18%	Semi-Annual	06/08/20	(a)	06/08/22	GBP	60,340	(9,499)	(106,085)	96,586
0.50	Semi-Annual	6-Month GBP LIBOR, 1.18%	Semi-Annual	06/08/20	(a)	06/08/22	GBP	61,472	(36,808)	17,978	(54,786)
0.62	Semi-Annual	6-Month GBP LIBOR, 1.18%	Semi-Annual	06/08/20	(a)	06/08/22	GBP	104,168	(382,161)	(60,405)	(321,756)
0.49	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	06/08/20	(a)	06/08/22	USD	44,048	(120,864)	(74,379)	(46,485)
1.19	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	06/08/20	(a)	06/08/22	USD	72,785	(1,215,273)	(97,077)	(1,118,196)
1.18	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	06/08/20	(a)	06/08/25	USD	68,850	(2,364,120)	(1,023,229)	(1,340,891)
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.42)	Monthly	06/08/20	(a)	06/08/25	EUR	117,416	(1,320,493)	(79,646)	(1,240,847)
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.11)	Monthly	06/08/20	(a)	06/08/25	EUR	56,411	339,950	(172,708)	512,658
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.11)	Monthly	06/08/20	(a)	06/08/25	EUR	56,411	339,950	204	339,746
6-Month GBP LIBOR, 1.18%	Semi-Annual	0.49	Semi-Annual	06/08/20	(a)	06/08/25	GBP	24,024	(44,311)	10,774	(55,085)
6-Month GBP LIBOR, 1.18%	Semi-Annual	0.50	Semi-Annual	06/08/20	(a)	06/08/25	GBP	24,992	(32,750)	82,857	(115,607)
6-Month GBP LIBOR, 1.18%	Semi-Annual	0.63	Semi-Annual	06/08/20	(a)	06/08/25	GBP	25,632	174,730	(15,299)	190,029
6-Month GBP LIBOR, 1.18%	Semi-Annual	0.64	Semi-Annual	06/08/20	(a)	06/08/25	GBP	41,740	293,076	62,714	230,362
3-Month LIBOR, 1.45%	Quarterly	0.78	Semi-Annual	06/08/20	(a)	06/08/25	USD	17,743	259,496	145,613	113,883
1-Month MXIBOR, 6.71%	Annual	6.58	Annual	09/17/20	(a)	09/11/25	MXN	204,160	28,856	163	28,693
0.94	Monthly	6-Month WIBOR, 1.09%	Semi-Annual	09/16/20	(a)	09/16/25	PLN	32,810	(25,834)	142	(25,976)
3-Month JIBAR, 5.61%	Quarterly	7.97	Quarterly	09/16/20	(a)	09/16/25	ZAR	47,488	91,235	50	91,185

22

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio								Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value
6-Month CAD BA, 2.07%	Semi-Annual	0.78%	Semi-Annual	09/16/20	(a)	09/16/25	CAD	12,180	$(85,726)	$(17,610)	$(68,116)
(0.08)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	09/16/20	(a)	09/16/25	EUR	6,740	(47,063)	(4,012)	(43,051)
(0.22)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	09/16/20	(a)	09/16/25	EUR	25,460	18,183	(1,945)	20,128
6-Month GBP LIBOR, 1.18%	Semi-Annual	0.67	Semi-Annual	09/16/20	(a)	09/16/25	GBP	8,570	81,564	(51)	81,615
0.86	Monthly	6-Month WIBOR, 1.09%	Semi-Annual	09/16/20	(a)	09/16/25	PLN	30,625	7,132	137	6,995
0.94	Monthly	6-Month WIBOR, 1.09%	Semi-Annual	09/16/20	(a)	09/16/25	PLN	27,150	(19,974)	118	(20,092)
3-Month STIBOR, 0.31%	Quarterly	0.34	Monthly	09/16/20	(a)	09/16/25	SEK	33,450	22,117	66	22,051
3-Month STIBOR, 0.31%	Quarterly	0.35	Monthly	09/16/20	(a)	09/16/25	SEK	37,500	26,631	2,815	23,816
1.56	Semi-Annual	6-Month SIBOR, 6.71%	Semi-Annual	09/16/20	(a)	09/16/25	SGD	6,760	(120,702)	86	(120,788)
0.56	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	09/16/20	(a)	09/16/25	USD	1,920	(5,997)	39	(6,036)
3-Month JIBAR, 5.61%	Quarterly	7.22	Quarterly	09/16/20	(a)	09/16/25	ZAR	143,090	19,598	147	19,451
3-Month JIBAR, 5.61%	Quarterly	7.98	Quarterly	09/16/20	(a)	09/16/25	ZAR	49,607	96,487	52	96,435
3-Month JIBAR, 5.61%	Quarterly	8.06	Quarterly	09/16/20	(a)	09/16/25	ZAR	43,835	93,602	46	93,556
3-Month JIBAR, 5.61%	Quarterly	8.09	Quarterly	09/16/20	(a)	09/16/25	ZAR	147,820	326,195	164	326,031
3-Month JIBAR, 5.61%	Quarterly	8.15	Quarterly	09/16/20	(a)	09/16/25	ZAR	32,130	75,487	33	75,454
3-Month JIBAR, 5.61%	Quarterly	8.16	Quarterly	09/16/20	(a)	09/16/25	ZAR	74,970	177,921	78	177,843
(0.15)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	NA		03/03/30	EUR	4,720	60,491	(22,344)	82,835
(0.19)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	NA		03/04/30	EUR	6,810	117,450	(31,289)	148,739
(0.20)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	NA		03/05/30	EUR	3,160	57,602	10,056	47,546
(0.21)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	NA		03/06/30	EUR	3,280	64,762	3,769	60,993
6-Month GBP LIBOR, 1.18%	Semi-Annual	0.88	Semi-Annual	NA		03/19/30	GBP	2,720	97,729	94,237	3,492
0.77	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	NA		03/19/30	USD	1,390	(9,302)	4,094	(13,396)
3-Month LIBOR, 1.45%	Quarterly	0.77	Semi-Annual	NA		03/19/30	USD	1,390	9,302	31	9,271
6-Month GBP LIBOR, 1.18%	Semi-Annual	0.91	Semi-Annual	NA		03/20/30	GBP	6,140	239,191	128,799	110,392
6-Month GBP LIBOR, 1.18%	Semi-Annual	0.57	Semi-Annual	NA		03/24/30	GBP	220	(345)	22	(367)

23

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio								Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value
0.03%	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	NA		03/26/30	EUR	280	$(1,787)	$1,927	$(3,714)
6-Month GBP LIBOR, 1.18%	Semi-Annual	0.59	Semi-Annual	NA		03/30/30	GBP	1,270	(68)	5,104	(5,172)
6-Month GBP LIBOR, 1.18%	Semi-Annual	0.57	Semi-Annual	NA		03/31/30	GBP	1,510	(3,817)	(243)	(3,574)
(0.20)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	06/08/20	(a)	06/08/30	EUR	33,723	731,292	42,314	688,978
(0.20)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	06/08/20	(a)	06/08/30	EUR	59,025	1,279,960	74,061	1,205,899
0.50	Semi-Annual	6-Month GBP LIBOR, 1.18%	Semi-Annual	06/08/20	(a)	06/08/30	GBP	1,270	13,418	6,748	6,670
0.74	Semi-Annual	6-Month GBP LIBOR, 1.18%	Semi-Annual	06/08/20	(a)	06/08/30	GBP	6,480	(117,100)	(1,973)	(115,127)
0.89	Semi-Annual	6-Month GBP LIBOR, 1.18%	Semi-Annual	06/08/20	(a)	06/08/30	GBP	7,780	(288,108)	70,051	(358,159)
3-Month LIBOR, 1.45%	Quarterly	0.81	Semi-Annual	06/08/20	(a)	06/08/30	USD	11,760	128,513	32,072	96,441
0.93	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	06/08/20	(a)	06/08/30	USD	9,403	(212,711)	167,234	(379,945)
3-Month LIBOR, 1.45%	Quarterly	1.10	Semi-Annual	06/08/20	(a)	06/08/30	USD	7,154	279,439	18,367	261,072
3-Month LIBOR, 1.45%	Quarterly	1.30	Semi-Annual	06/08/20	(a)	06/08/30	USD	42,610	2,522,670	211,595	2,311,075
6-Month EURIBOR, (0.29)%	Semi-Annual	0.11	Monthly	06/08/20	(a)	06/08/50	EUR	11,292	(233,822)	(30,006)	(203,816)
0.86	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	06/08/20	(a)	06/08/50	USD	4,100	34,172	(53,174)	87,346
1.28	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	06/08/20	(a)	06/08/50	USD	2,440	(258,578)	(9,106)	(249,472)

									$688,280	$(307,922)	$996,202

(a)	Forward swap.

24

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio

OTC Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio								Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Date	Notional Amount (000)		Value
3-Month KRW CDC, 1.18%	Quarterly	1.30%	Quarterly	Citibank N.A.	NA	03/18/25	KRW	5,206,267	$53,881	$—	$53,881
3-Month KRW CDC, 1.18%	Quarterly	1.07	Quarterly	JPMorgan Chase Bank+ N.A.	NA	03/18/25	KRW	4,838,400	5,179	—	5,179
3-Month KRW CDC, 1.18%	Quarterly	1.07	Quarterly	Bank of America N.A.	NA	-03/18/25	KRW	3,784,704	3,975	—	3,975
3-Month KRW CDC, 1.18%	Quarterly	1.06	Quarterly	JPMorgan Chase Bank N.A.	NA	03/18/25	KRW	4,816,896	3,698	—	3,698
3-Month KRW CDC, 1.18%	Quarterly	1.25	Quarterly	Bank of America N.A.	NA	03/18/25	KRW	657,685	5,493	—	5,493
3-Month KRW CDC, 1.18%	Quarterly	1.26	Quarterly	Citibank N.A.	NA	03/18/25	KRW	4,434,968	39,189	—	39,189

									$111,415	$—	$111,415

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

25

Schedule of Investments (unaudited) (continued) March 31, 2020	CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$277,297,080	$3,170,676	$280,467,756
Corporate Bonds(a)	—	827,642,357	—	827,642,357
Foreign Agency Obligations(a)	—	9,681,455	—	9,681,455
Municipal Bonds(a)	—	11,659,056	—	11,659,056
Non-Agency Mortgage-Backed Securities	—	159,979,010	—	159,979,010
U.S. Government Sponsored Agency Securities	—	843,370,789	—	843,370,789
Short-Term Securities	156,326,185	—	—	156,326,185
Liabilities:
Investments:
TBA Sale Commitments	—	(127,976,301)	—	(127,976,301)

	$156,326,185	$2,001,653,446	$3,170,676	$2,161,150,307

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$67,688	$—	$67,688
Foreign currency exchange contracts	—	2,602	—	2,602

Interest rate contracts	11,636,278	7,820,610	—	19,456,888

Liabilities:
Foreign currency exchange contracts	—	(68,835)	—	(68,835)
Interest rate contracts	(618,353)	(6,712,993)	—	(7,331,346)

	$11,017,925	$1,109,072	$—	$12,126,997

(a)	See above Schedule of Investments for values in each industry/country/state or political subdivision.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

26